Annual Fund Operating Expenses (Growth Equity Trust)	12 Months Ended
	May 01, 2011
Series I, Growth Equity Trust
Operating Expenses:
Share Class	Series I	[1]
Management fee	0.75%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.04%
Total fund operating expenses	0.84%
Series II, Growth Equity Trust
Operating Expenses:
Share Class	Series II	[1]
Management fee	0.75%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.04%
Total fund operating expenses	1.04%
Series NAV, Growth Equity Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.75%
Distribution and service (12b-1) fees	none
Other Expenses	0.04%
Total fund operating expenses	0.79%

[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.